Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets

	December 31, 2025	December 31, 2024
Investment Tax Credits (i)	$18.9	$20.1
Other	11.8	11.9
	$30.7	$32.0
(i) Investment Tax Credits
The Investment Tax Credits relate to Canadian exploration expenses incurred while determining the existence, location, extent or quality of mineral resources in Canada. The amount recognized relates to expenses incurred at the Young-Davidson mine, and will be utilized when the mine becomes cash tax payable.
Schedule of Other Non-Current Assets

	December 31, 2025	December 31, 2024
Investment Tax Credits (i)	$18.9	$20.1
Other	11.8	11.9
	$30.7	$32.0
(i) Investment Tax Credits
The Investment Tax Credits relate to Canadian exploration expenses incurred while determining the existence, location, extent or quality of mineral resources in Canada. The amount recognized relates to expenses incurred at the Young-Davidson mine, and will be utilized when the mine becomes cash tax payable.